Financial instruments - Summary of Equity Instruments Measured at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Marketable Equity Instruments [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments measured at fair value through other comprehensive income	¥ 106,499	¥ 241,577	¥ 10,432
Nonmarketable Equity Instruments [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments measured at fair value through other comprehensive income	205,509	104,541	47,233
Equity Instruments [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments measured at fair value through other comprehensive income	¥ 312,008	¥ 346,118	¥ 57,665